+1 617 526 6000(t)

+1 617 526 5000(f)

wilmerhale.com

January 27, 2017

By Electronic Submission

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention: Joshua Shainess

Re:	Casa Systems, Inc.

Confidential Draft Registration Statement on Form S-1

Submitted December 13, 2016

CIK No. 0001333835

Ladies and Gentlemen:

On behalf of Casa Systems, Inc. (the “Company”), submitted herewith on a confidential basis is Amendment No. 1 (“Amendment No. 1”) to the Confidential Draft Registration Statement referenced above (the “Registration Statement”).

Amendment No. 1 is being submitted in response to comments contained in a letter, dated January 6, 2017 (the “Letter”), from Larry Spirgel of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to Jerry Guo, the Company’s Chief Executive Officer. The responses contained herein are based on information provided to us by representatives of the Company. The responses are keyed to the numbering of the comments in the Letter and to the headings used in the Letter. Where appropriate, the Company has responded to the Staff’s comments by making changes to the disclosure in the Registration Statement as set forth in Amendment No. 1. Page numbers referred to in the responses reference the applicable pages of Amendment No. 1.

General

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Additionally, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by

Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109

Beijing  Berlin  Boston  Brussels  Denver  Frankfurt  London  Los Angeles  New York  Oxford  Palo Alto  Washington

Securities and Exchange Commission

Division of Corporation Finance

January 27, 2017

Section 105(a) of the Jumpstart Our Business Startup Act by any broker or dealer that is participating or will participate in your offering.

Response:	The Company acknowledges the Staff’s request and will provide to the Staff on a supplemental basis under separate cover all such materials that the Company uses or authorizes the use of, or of which it becomes aware. The Company supplementally advises the Staff that to the Company’s knowledge, to date, no broker or dealer that is participating or will participate in the Company’s initial public offering has published or distributed a research report in reliance upon Section 2(a)(3) of the Securities Act.

2.	We note reference to third party information throughout the prospectus, including, but not limited to references to S&L Global Market Intelligence, Gartner, and ABI Research. Please provide us with marked copies of any materials that support third party statements, clearly cross-referencing a statement with the underlying factual support. Additionally, please tell us if any of these reports were commissioned by you for use in connection with this registration statement, and if so, please file the consent as an exhibit.

Response:	The Company will provide to the Staff on a supplemental basis under separate cover marked copies of third-party reports supporting the references to third-party information in the prospectus. The Company advises the Staff that none of these reports were commissioned by the Company for use in connection with the Registration Statement.

Prospectus Summary, page 1

3.	You state that you have historically focused on cable service providers. Please briefly explain in greater detail the reasons for this focus, and the factors you have considered in choosing to pursue wireless providers. We note your disclosure elsewhere in the registration statement that all of your revenue is currently derived from CCAP solutions.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 1, 84 and 91 of Amendment No. 1.

4.	Please describe in greater detail what you mean by the statement that your software allows the deconstruction of core and access network functions into “modular building blocks.”

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 1, 84, 87, 88 and 92 of Amendment No. 1.

Securities and Exchange Commission

Division of Corporation Finance

January 27, 2017

5.	Please expand on your statement that you have a “proven history of anticipating network evolutions and developing solutions that enable next-generation networks.”

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 4 of Amendment No. 1.

Risk Factors

We expect certain of our customers will continue to represent a substantial portion of our revenue, page 11

6.	We note that Time Warner Cable, which was recently acquired by Charter Communications, accounted for 26% of your revenue for the nine months ended September 30, 2016, and 14% of your revenue for the year ended December 31, 2015. Please tell us whether you expect Time Warner Cable/Charter to continue its business relationship with Casa, and whether you anticipate any material changes to your contract with the new entity in the near future.

Response:	The Company supplementally advises the Staff that the Master Purchase Agreement between Time Warner Cable Enterprises LLC (“TWC”) and Casa Systems, Inc. dated October 31, 2013, as amended, (the “MPA”) was assumed by and assigned to Charter Communications, Inc. (“Charter”) upon closing of the acquisition of TWC by Charter without further amendment at that time. Since the closing of the acquisition, Charter has made purchases from the Company under the MPA. At the time of the acquisition, the Company’s CCAP solutions constituted a significant portion of TWC’s cable network, and the Company was a strategic supplier to TWC. Due to the significance of the Company’s products in the TWC cable network and the significance of the TWC cable operations to Charter, the Company currently expects to continue to generate revenue from purchases by Charter. Because Charter has made purchases from the Company under the MPA subsequent to its acquisition of TWC and has not discussed with the Company any proposed amendments to the MPA, the Company does not currently anticipate any material changes to the MPA.

Securities and Exchange Commission

Division of Corporation Finance

January 27, 2017

Our sales to the broadband service provider market are volatile and our sales cycles can be long and unpredictable . . ., page 12

7.	Consider expanding your risk disclosure here to quantify how much money is spent on sales and marketing activities specifically in connection with what you refer to as long sales cycles.

Response:	The Company supplementally advises the Staff that its sales organization is charged with obtaining new customers and selling to existing customers. Therefore, a sales team’s target accounts include both existing customers and prospective new customers. The Company does not use a separate organization, such as business development, to solely or specifically target and obtain new customers. Due to the organization of the Company’s sales team and its sales process, the Company does not separately track or account for the costs associated with obtaining new customers; however, the costs associated with the Company’s long and complex sales process are included in sales and marketing expenses reported in its consolidated statements of operations.

While the Company cannot quantify how much money is spent specifically on its long sales cycle in each period, the Company has expanded the disclosure on page 13 of Amendment No. 1.

We may not generate positive returns on our research and development investments, page 13

8.	We note your disclosure that your research and development expenses constituted 13.6% and 12.1% of your revenue for the years ended December 31, 2015 and 2014, respectively. We also note that for the nine months ended September 30, 2016, these expenses constituted 17.2% of your revenue and your statement that you expect to continue to invest heavily in software development in the future. To the extent feasible, please consider including an estimation of the percentage of revenue you anticipate your research and development expenses will constitute in the 2017 fiscal year.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 14 and 59 of Amendment No. 1.

The requirements of being a public company may strain our resources, divert management’s attention and affect our ability to attract and retain qualified board members, page 36

9.	Please revise this risk factor to disclose estimates of costs that you expect to incur in connection with your compliance obligations as a public company.

Securities and Exchange Commission

Division of Corporation Finance

January 27, 2017

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 38 of Amendment No. 1.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Our Business Model, page 52

10.	We note your statement that you believe you have opportunities to acquire new customers, and that your sales team works with prospective customers to demonstrate the technical and business merits of your products, such as cost savings through the use of your broadband solutions. Please expand your disclosure here to explain the technological strengths and other benefits of your products and services that your sales team relies upon. For example, describe how your DOCSIS 3.1 broadband solution can help prospective customers capture new revenue opportunities.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 56 of Amendment No. 1.

Results of Operations, page 57

11.	We note your disclosure that the increase in product revenue for the nine months ended September 30, 2016 compared to the nine months ended September 30, 2015 resulted primarily from an increase in sales of your broadband products in North America and from sales of your CCAP solutions to existing customers. You explain that these increases were partially offset by a decrease in sales in all other regions resulting from decreases in purchases in those regions due to the timing of their network upgrade and expansion projects. Please expand your disclosure here to detail what you mean by expansion projects, whether these expansions involve your products or services, and why network upgrades and expansion projects would impact the sale of your products and services in multiple regions. Also, disclose whether you expect this to become a trend. Refer to SEC Release No. 33-6835.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 63 and 65 of Amendment No. 1 to refer more specifically to customer purchases of “capacity expansions”, a term that is described in several sections of the Registration Statement, including on pages 56 and 84 of Amendment No. 1.

Capacity expansions are undertaken by the Company’s customers to increase their network capacity, which is accomplished by either deploying additional systems or line cards, or by the Company’s remote enablement of additional channels through the use of software. The timing and extent of capacity

Securities and Exchange Commission

Division of Corporation Finance

January 27, 2017

expansions by customers leads to variability in the Company’s revenue. However, the Company does not expect any trend is indicated by the decline in revenue outside of North America experienced in the nine months ended September 30, 2016 compared to the nine months ended September 30, 2015, which the Company believes was primarily due to the timing of customer expenditures on network upgrades. Further, purchases of capacity expansions by customers in any one region do not generally impact such purchases by customers in any other region.

Liquidity and Capital Resources, page 66

12.	Please disclose the amount of cash and cash equivalents held by your foreign subsidiaries. Also disclose that you do not intend to repatriate these funds, as indicated in your disclosure of income taxes in Note 7 at page F-25, and include a statement that you would need to accrue and pay taxes if repatriated.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 70 of Amendment No. 1.

Business

Overview, page 79

13.	Please describe how your solution enabled Time Warner Cable to triple the maximum offered speed, reduce power consumption, and reduce facility space. In doing so, elaborate on the specific products and services referenced in your prospectus and what role the applicable product or service played in the TWC Maxx initiative.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 2, 85 and 94 of Amendment No. 1.

Market Opportunity, page 83

14.	We note your statement that you believe the total addressable market for your fixed and wireless solutions will grow to $18.3 billion in 2020. Please rephrase this statement and others like it to indicate that these projections describe the size of the overall global market for these solutions rather than the market size for your products specifically.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 4 and 90 of Amendment No. 1.

Securities and Exchange Commission

Division of Corporation Finance

January 27, 2017

Consolidated Financial Statements

Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies

Revenue Recognition, page F-13

15.	We note your disclosure that billings to customers for shipping costs and reimbursement of out-of-pocket expenses are recorded as revenue with the associated costs recorded as cost of revenue. Please clarify in your disclosures the nature of the out-of-pocket expenses.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 78 and F-16 of Amendment No. 1. The Company supplementally advises the Staff that reimbursements of out-of-pocket expenses represented less than 0.05% of the Company’s revenue in each period reported in the Registration Statement.

16.	It appears you recognize revenue from resellers on a gross basis. Please tell us how you considered the factors in FASB ASC 605-45-45 in evaluating whether you should recognize revenue on a gross or net basis.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 77 and F-15 of Amendment No. 1.

The Company respectfully advises the Staff that, while it considered the guidance of ASC 605-45-45 to determine whether it should report revenue based on either (1) the gross amount billed to a customer because it has earned revenue (as a principal) from the sale of the goods or services or (2) the net amount retained (i.e., the amount billed to the customer less the amount paid to a supplier) because it has earned a commission or fee as an agent, the guidance is not relevant because the gross and net amounts received by the Company in connection with each order are the same. This circumstance is due to the fact that the Company is not a reseller of any product or service offerings of any other vendor and does not make any payments to resellers or any other supplier of products in connection with the Company’s customer arrangements.

As disclosed in the Registration Statement, end customers place an order for the Company’s product and service offerings to the reseller, and the reseller in turn places an order to the Company. The Company invoices the reseller an amount that reflects the reseller discount and records revenue based on the amount

Securities and Exchange Commission

Division of Corporation Finance

January 27, 2017

of the discounted arrangement fee. As a result, the determination of whether the Company is the principal or the agent in the arrangement is not relevant, as it would not change the amount of revenue that the Company has reported in connection with these arrangements.

In all of the Company’s transactions with resellers, the reseller separately negotiates the sales price (which includes the reseller’s profit margin) to the ultimate end customer of the Company’s products. Upon receipt of the purchase order from the reseller, the Company delivers the products to the reseller, who takes title to the products and delivers such products to the ultimate end customer. The Company invoices the reseller for the amount of the products delivered to the reseller, and the reseller invoices the ultimate end customer for the price separately negotiated between the reseller and the ultimate end customer.

Information Not Required in Prospectus

Recent Sales of Unregistered Securities, page II-2

17.	Please revise your disclosure to include the exemption relied upon and the basis for claiming such an exemption for each unregistered issuance.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page II-3 of Amendment No. 1.

        If you have any further questions or comments, or if you require any additional information, please contact the undersigned by telephone at (617) 526-6626 or facsimile at (617) 526-5000. Thank you for your assistance.

Very truly yours,

/s/ David A. Westenberg

David A. Westenberg

cc:	Jerry Guo, Casa Systems, Inc.